Government grants - Additional Information (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Alberta Site Rehabilitation Program [Member]
Government Grants [Line Items]
Decrese in Capital expenditure	$ 15.7	$ 11.0